Other accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2018
Other accounts receivable and prepaid expenses.
Other accounts receivable and prepaid expenses

8.            Other accounts receivable and prepaid expenses

Other accounts receivable and prepaid expenses are comprised as follows:

	December 31,
	2018		2017		2016

Prepaid expenses	Ps.	27,296	Ps.	23,310	Ps.	14,316
Guarantee deposits		5,897		5,800		5,844
Other		7,068		9,746		8,745
	Ps.	40,261	Ps.	38,856	Ps.	28,905